Other reserves - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Other reserves	€ (735)	€ (641)	€ (1,260)	€ (1,000)	€ (18)
Reserve of remeasurement of defined benefit obligations	(700)		(600)	(600)
Cumulative fair value loss recognized in other comprehensive income			(600)	(400)
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0		0	0
Fair value	€ 0		€ 0	€ 0